SCHEDULE OF FINANCIAL INFORMATION INVESTMENT IN ASSOCIATE (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)	Dec. 31, 2022 SGD ($)
IfrsStatementLineItems [Line Items]
Current assets	$ 1,860,536		$ 3,281,743		$ 2,493,862
Non-current assets	2,039,089		2,800,784		2,733,196
Current liabilities	(3,107,449)		(2,936,486)		(4,165,224)
Non-current liabilities	(354,771)		(554,437)		(475,536)
Net assets of the associate			(935,661)		(2,977,200)
Revenue
Profit (loss)	$ (2,336,208)	(3,131,452)	(2,051,903)	$ (1,935,626)
Associates [member]
IfrsStatementLineItems [Line Items]
Current assets			818,177		665,236
Non-current assets			800,979		776,520
Current liabilities			(56,776)		(66,938)
Non-current liabilities			(197,529)		(177,701)
Net assets of the associate			1,364,851		$ 1,197,117
Revenue		784,495	746,074
Profit (loss)		$ (167,734)	$ (35,264)